INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	March 31, 2024	September 30, 2023
Land use rights	$4,101,384	$4,059,336
Software	39,238	38,836
License for drug manufacturing	55,393	54,825
Total	4,196,015	4,152,997
Less: accumulated amortization	(777,532)	(729,415)
Intangible assets, net	$3,418,483	$3,423,582

Amortization expense was $40,689, $24,249, and $63,395 for the six months ended March 31, 2024, 2023 and 2022 respectively. The land use right was pledged for the bank loans as of September 30, 2023. Refer to Note 9.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2024	$44,822
2025	85,382
2026	85,382
2027	84,990
2028	84,710
Thereafter	3,033,197
$3,418,483